Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues		$ 16,200	$ 16,554	$ 14,706
Net sales, continuing and discontinued operations		16,200	16,554	14,706
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		15,732	16,103	14,293
Mexico [member]
Disclosure of geographical areas [line items]
Revenues		4,745	4,855	3,642
Mexico [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		4,745	4,855	3,642
United States [member]
Disclosure of geographical areas [line items]
Revenues		5,194	5,338	5,034
United States [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		5,194	5,338	5,034
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		953	992	982
United Kingdom [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		953	992	982
France [member]
Disclosure of geographical areas [line items]
Revenues		756	842	781
France [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		756	842	781
Germany [member]
Disclosure of geographical areas [line items]
Revenues		424	447	439
Germany [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		424	447	439
Poland [member]
Disclosure of geographical areas [line items]
Revenues		542	466	415
Poland [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		542	466	415
Spain [member]
Disclosure of geographical areas [line items]
Revenues		409	411	346
Spain [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		409	411	346
Israel [member]
Disclosure of geographical areas [line items]
Revenues		724	794	840
Israel [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		724	794	840
Rest of EMEA [member]
Disclosure of geographical areas [line items]
Revenues		784	766	706
Rest of EMEA [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		784	766	706
Colombia [member]
Disclosure of geographical areas [line items]
Revenues		466	458	429
Colombia [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	466	458	429
Panama [member]
Disclosure of geographical areas [line items]
Revenues		125	132	115
Panama [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	125	132	115
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		309	317	294
Caribbean TCL [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[2]	309	317	294
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		301	285	270
Rest of South, Central America and the Caribbean [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	301	285	270
Other Activities [member]
Disclosure of geographical areas [line items]
Revenues		468	451	413
Operating segments [member] | Cement segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		7,868	8,129	7,236
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		3,207	3,378	2,663
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1,905	1,988	2,017
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		285	315	312
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		210	227	220
Operating segments [member] | Cement segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		381	331	282
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		325	326	281
Operating segments [member] | Cement segment [member] | Rest of EMEA [member]
Disclosure of geographical areas [line items]
Revenues		540	551	504
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		318	316	296
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		112	128	119
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		316	316	297
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		269	253	245
Operating segments [member] | Concrete segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		6,789	7,083	6,347
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		1,434	1,397	925
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		2,905	3,070	2,871
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		292	344	329
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		568	656	622
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		141	171	186
Operating segments [member] | Concrete segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		197	169	160
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		117	119	99
Operating segments [member] | Concrete segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		592	662	718
Operating segments [member] | Concrete segment [member] | Rest of EMEA [member]
Disclosure of geographical areas [line items]
Revenues		318	288	260
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		178	163	137
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		33	30	27
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		5	5	4
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		9	9	9
Operating segments [member] | Aggregates segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		2,985	2,976	2,639
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		393	399	261
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1,374	1,347	1,202
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		379	376	371
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		339	356	332
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		84	91	81
Operating segments [member] | Aggregates segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		52	44	41
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		45	41	34
Operating segments [member] | Aggregates segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		190	200	213
Operating segments [member] | Aggregates segment [member] | Rest of EMEA [member]
Disclosure of geographical areas [line items]
Revenues		57	52	48
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		50	48	40
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		8	9	7
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		9	8	6
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		5	5	3
Operating segments [member] | Urbanization solutions [Member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		2,290	2,369	2,033
Operating segments [member] | Urbanization solutions [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		1,077	1,163	843
Operating segments [member] | Urbanization solutions [Member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		658	694	697
Operating segments [member] | Urbanization solutions [Member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		208	201	206
Operating segments [member] | Urbanization solutions [Member] | France [member]
Disclosure of geographical areas [line items]
Revenues		17	17	15
Operating segments [member] | Urbanization solutions [Member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		67	38	32
Operating segments [member] | Urbanization solutions [Member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		8	6	4
Operating segments [member] | Urbanization solutions [Member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		27	25	25
Operating segments [member] | Urbanization solutions [Member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		113	116	97
Operating segments [member] | Urbanization solutions [Member] | Rest of EMEA [member]
Disclosure of geographical areas [line items]
Revenues		18	17	18
Operating segments [member] | Urbanization solutions [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		56	54	62
Operating segments [member] | Urbanization solutions [Member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		15	12	13
Operating segments [member] | Urbanization solutions [Member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		1	1	2
Operating segments [member] | Urbanization solutions [Member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		25	25	19
Operating segments [member] | All other segments [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		141	167	199
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		10	13	14
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1	14	12
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		24	22	27
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		54	62	71
Operating segments [member] | All other segments [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		1		1
Operating segments [member] | All other segments [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues			2	21
Operating segments [member] | All other segments [member] | Rest of EMEA [member]
Disclosure of geographical areas [line items]
Revenues		19	23	26
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		24	22	19
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		4	4	2
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		3	4	5
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		1	1	1
Operating segments [member] | All other segments [member] | Other Activities [member]
Disclosure of geographical areas [line items]
Revenues		468	451	413
Elimination of intersegment amounts [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		(4,341)	(4,621)	(4,161)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		(1,376)	(1,495)	(1,064)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		(1,649)	(1,775)	(1,765)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		(235)	(266)	(263)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		(168)	(187)	(188)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		(132)	(142)	(151)
Elimination of intersegment amounts [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		(97)	(84)	(73)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		(105)	(100)	(93)
Elimination of intersegment amounts [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		(171)	(186)	(209)
Elimination of intersegment amounts [member] | Rest of EMEA [member]
Disclosure of geographical areas [line items]
Revenues		(168)	(165)	(150)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		(160)	(145)	(125)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		(47)	(51)	(53)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		(25)	(17)	(20)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		$ (8)	$ (8)	$ (7)

[1]	Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Nicaragua and, until September 10, 2024, of the operations in Guatemala and, until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2024 and 2023, there was a non-controlling interest in CLH of 0.16% and 0.50%, respectively (note 21.4).
[2]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2024 and 2023, there was a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).